Distributions (Details) - USD ($)	Nov. 14, 2022	Jun. 10, 2022	Nov. 23, 2022	Nov. 15, 2022
Dividends Payable [Line Items]
Dividends received		$ 4,040,000
Repayments of notes payable	$ 13,737,000	3,789,000
Repayment of notes payable, interest		3,362,000
Repayment of notes payable, principal		$ 427,000
Catapult GP II
Dividends Payable [Line Items]
Repayments of notes payable	12,020,000
Repayment of notes payable, interest	1,280,000
Repayment of notes payable, principal	10,740,000
Promissory Note
Dividends Payable [Line Items]
Promissory note	155,000,000			$ 155,000
Promissory Note | Group Holdings
Dividends Payable [Line Items]
Promissory note	155,000,000			$ 155,000
Promissory Note | San Vicente Entities
Dividends Payable [Line Items]
Promissory note	155,000,000
Promissory Note | Second Distribution
Dividends Payable [Line Items]
Promissory note	$ 155,000,000
Interest rate	4.03%
Period after issuance, interest begins to accrue	30 days
Series X Ordinary Units
Dividends Payable [Line Items]
Dividends declared (in dollars per share)		$ 0.75
Dividends payable		$ 83,313,000	$ 283,801,000
Series X Ordinary Units | Legacy Grindr
Dividends Payable [Line Items]
Dividends payable	$ 283,801,000
Distribution (in dollars per share)	$ 2.55